Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 48,333	$ 37,130	$ 134,154	$ 104,965
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	24,034	16,262	64,445	43,982
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	15,160	14,395	45,427	41,506
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,336	5,544	19,735	17,206
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,803	$ 929	$ 4,547	$ 2,271